MAINTENANCE RIGHTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
MAINTENANCE RIGHTS [Abstract]
Maintenance rights, net beginning balance	$ 94,493	$ 144,920
Acquisitions	28,412	8,606
Capitalized to aircraft improvements	(5,245)	(6,591)
Maintenance rights written off against end of lease income	0	(5,781)
Cash receipts in settlement of maintenance rights	(9,513)	(5,253)
Maintenance rights associated with aircraft sold	(6,178)	(41,408)
Maintenance rights, net at end of period	$ 101,969	$ 94,493